Customers and Other Financing and Non-Financing Accounts Receivables (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables
A.    Customers

	September 30,		December 31,
	2025		2024
Domestic customers	Ps.	92,376,782	Ps.	86,225,287
Export customers	26,181,206		40,507,888
Total customers, net (1)	Ps.	118,557,988	Ps.	126,733,175

(1) As of September 30, 2025 and December 31, 2024, total customers include impairment of Ps.(34,340,675) and Ps. (24,396,666), respectively. For the nine-month period ended September 30, 2025 and the twelve-month period ended December 31, 2024, the impairment charge was Ps.(9,944,008) and Ps. (15,438,558), respectively.

Summary of Other Accounts Receivable
B.    Other financing and non-financing receivables

	September 30,		December 31,
	2025		2024
Other financing receivables:
Sundry debtors (1)	Ps.	34,947,398	Ps.	26,789,620
Employees and officers	5,942,564		5,541,324
Total other financing receivables	Ps.	40,889,962	Ps.	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	39,667,413	Ps.	63,432,179
Special Tax on Production and Services	10,851,437		6,135,511
Other accounts receivable	5,515,590		4,965,223
Total other non-financing receivables	Ps.	56,034,440	Ps.	74,532,913
(1)Includes Ps.(595,289) and Ps. (788,453) of impairment, as of September 30, 2025 and December 31, 2024, respectively.